Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information

	For the year ended

	October 31, 2025		October 31, 2024

(Canadian dollars per share except option amounts)	Number of options (thousands)	Weighted average exercise price (1)	Number of options (thousands)	Weighted average exercise price (1)
Outstanding at beginning of period	7,375	$113.00	7,767	$106.01
Granted	916	177.97	1,666	125.37
Exercised (2), (3)	(796)	90.31	(1,720)	91.03
Forfeited	(5)	114.04	(338)	124.64
Outstanding at end of period	7,490	$123.37	7,375	$113.00
Exercisable at end of period	3,522	$105.02	3,212	$97.02

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2025 and October 31, 2024. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.
(2)	Cash received for options exercised during the year was $72 million (October 31, 2024 – $157 million) and the weighted average share price at the date of exercise was $179.45 (October 31, 2024 – $144.69).
(3)	New shares were issued for all stock options exercised in 2025 and 2024.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding as at October 31, 2025 by range of exercise price

	Options outstanding			Options exercisable

(Canadian dollars per share except option amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$74.39 – $96.55	1,031	$93.27	2.04	1,031	$93.27
$102.33 – $104.70	1,067	103.95	3.46	1,067	103.95
$106.00 – $106.00	930	106.00	5.12	930	106.00
$125.37 – $129.99	2,579	127.21	7.32	494	129.99
$131.64 – $177.97	1,883	154.17	8.10	–	–
	7,490	$123.37	5.97	3,522	$105.02

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2025.

Weighted Average Assumptions
Weighted average assumptions

	For the year ended

(Canadian dollars per share except percentages and years)	October 31 2025	October 31 2024
Share price at grant date	$177.97	$128.62
Risk-free interest rate	3.00%	3.29%
Expected dividend yield	3.85%	4.20%
Expected share price volatility	17%	16%
Expected life of option	6 Years	6 Years

Summary of Units Granted Under Deferred Share and Other Plans
Units granted under deferred share and other plans

	For the year ended

	October 31, 2025		October 31, 2024

(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit
Deferred share unit plans	438	$176.00	550	$134.64
Capital Markets compensation plan unit awards	3,147	203.17	3,053	167.79
Performance deferred share award plans	2,202	178.57	2,848	123.83
Deferred compensation plans	85	172.35	86	132.99
Other share-based plans	886	177.42	1,108	129.38
	6,758	$189.63	7,645	$143.07

Summary of Obligation Under Deferred Share and Other Plans
Obligations under deferred share and other plans

	As at
	October 31, 2025		October 31, 2024

(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount
Deferred share unit plans	6,324	$1,299	6,243	$1,051
Capital Markets compensation plan unit awards	8,762	1,788	9,593	1,603
Performance deferred share award plans	6,170	1,267	6,068	1,022
Deferred compensation plans (1)	1,972	405	2,109	355
Other share-based plans	2,258	434	2,394	363
	25,486	$5,193	26,407	$4,394

(1)	Excludes obligations not determined based on the quoted market price of our common shares.

Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans
Compensation expenses recognized under deferred share and other plans

	For the year ended

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Deferred share unit plans	$292	$395
Capital Markets compensation plan unit awards	519	643
Performance deferred share award plans	645	685
Deferred compensation plans	645	797
Other share-based plans	237	276
	$2,338	$2,796